abrdn Funds

(the “Trust”)

abrdn Dynamic Dividend Fund

(the “Fund”)

Supplement dated October 20, 2025 to the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information, dated February 28, 2025, as supplemented to date

Effective August 1, 2025, Ruairidh Finlayson departed Aberdeen and no longer serves as portfolio manager of the Fund. Effective immediately, all references to Ruairidh Finlayson in the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information are hereby deleted.

Please retain this Supplement for future reference.